UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: February 11, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $328,451
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None



ACTIVE POWER INC          COM      00504W100     5,386  1,158,269   SH         Sole      1,158,269
ADVANCIS PHRMCTCL        COM       00764L109     1,899    497,064   SH         Sole        497,064
AGERE SYS INC            CL B      00845V209       144    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC      COM      00950H102     6,351  1,169,568   SH         Sole      1,169,568
ALLSTATE CORP            COM       020002101       403      7,800   SH         Sole          7,800
ALLTEL CORP              COM       020039103       711     12,100   SH         Sole         12,100
AROTECH CORP              COM      042682104        41     25,000   SH         Sole         25,000
ASHLAND INC              COM       044204105       416      7,125   SH         Sole          7,125
AUTOMATIC DATA PROC      COM       053015103       271      6,100   SH         Sole          6,100
AVANT IMMUNOTHRP          COM      053491106     2,042  1,015,968   SH         Sole      1,015,968
BANKNORTH GROUP INC      COM       06646R107       351      9,600   SH         Sole          9,600
BEAR STERNS COS INC      COM       073902108       389      3,800   SH         Sole          3,800
BEARINGPOINT INC          COM      074002106       341     42,525   SH         Sole         42,525
BELO CORP             COM SER A    080555105       449     17,100   SH         Sole         17,100
BMC SOFTWARE INC          COM      055921100       233     12,500   SH         Sole         12,500
BOEING CO                COM       097023105       606     11,700   SH         Sole         11,700
BP PLC                 SPONS ADR   055622104       583      9,975   SH         Sole          9,975
BRISTOL MYERS SQUIBB      COM      110122108       357     13,925   SH         Sole         13,925
BROOKLINE BANCORP DEL    COM       11373M107       176     10,800   SH         Sole         10,800
CAPSTONE TURBINE CORP    COM       14067D102     4,253  2,323,853   SH         Sole      2,323,853
CIGNA CORP                COM      125509109       257      3,150   SH         Sole          3,150
CISCO SYS INC            COM       17275R102       195     10,107   SH         Sole         10,107
CIT GROUP INC            COM       125581108       668     14,575   SH         Sole         14,575
CITIGROUP INC            COM       172967101       554     11,500   SH         Sole         11,500
CNF INC                  COM       12612W104       392      7,825   SH         Sole          7,825
COMMERCE ONE INC DEL      COM      200693208        18     99,727   SH         Sole         99,727
COMPUTER ASSOC INTL      COM       204912109     1,664     53,575   SH         Sole         53,575
COUNTRYWIDE FINANCIAL    COM       222372104       459     12,398   SH         Sole         12,398
CYBERONICS INC            COM      23251P102    27,339  1,319,446   SH         Sole      1,319,446
CYTEC IND INC            COM       232820100       251      4,875   SH         Sole          4,875
DENDREON CORP            COM       24823Q107     1,370    127,096   SH         Sole        127,096
DEX MEDIA INC            COM       25212E100       700     28,050   SH         Sole         28,050
DIVERSA CORP              COM      255064107    14,326  1,639,153   SH         Sole      1,639,153
DYAX CORP                COM       26746E103       812    112,449   SH         Sole        112,449
EASTMAN KODAK CO          COM      277461109       387     12,000   SH         Sole         12,000
FEDERATED DEPT STORES    COM       31410H101       306      5,300   SH         Sole          5,300
FIDELITY NATL FINL        COM      316326107       575     12,590   SH         Sole         12,590
GANNETT INC              COM       364730101       458      5,600   SH         Sole          5,600
GENAERA CORP              COM      36867G100       160     46,855   SH         Sole         46,855
GENVEC INC                COM      37246C109     4,225  2,591,790   SH         Sole      2,591,790
GENZYME CORP GENL DIV    COM       372917104       748     12,880   SH         Sole         12,880
HARRAHS ENTMT INC        COM       413617107       408      6,100   SH         Sole          6,100
HASBRO INC                COM      418056107       523     26,975   SH         Sole         26,975
HEALTH MANAGEMENT ASSOC  CL A      421933102       261     11,500   SH         Sole         11,500
HEALTH NET INC            COM      42222G108       795     27,525   SH         Sole         27,525
HEWLETT PACKARD CO        COM      428236103       873     41,650   SH         Sole         41,650
HUMAN GENOME SCIENCES    COM       444903108     4,546    378,189   SH         Sole        378,189
INTERNAT GAME TECHNOLOGY  COM      459902102       344     10,000   SH         Sole         10,000
IVILLAGE INC              COM      46588H105    15,447  2,499,481   SH         Sole      2,499,481
KNIGHT RIDDER INC        COM       499010103       415      6,200   SH         Sole          6,200
LEAR CORP                COM       521865105       837     13,725   SH         Sole         13,725
LEE ENTERPRISES INC      COM       523768109       359      7,800   SH         Sole          7,800
LOEWS CORP                COM      540424108       640      9,100   SH         Sole          9,100
LUCENT TECHNOLOGIES      COM       549463107     1,514    402,614   SH         Sole        402,614
MBIA INC                  COM      55262C100       402      6,350   SH         Sole          6,350
MCKESSON CORP            COM       58155Q103       410     13,025   SH         Sole         13,025
MEDIA GEN INC            COM       584404107       253      3,900   SH         Sole          3,900
MEMORY PHARMACEUTICALS    COM      58606R403     1,774    333,475   SH         Sole        333,475
METLIFE INC              COM       59156R108       824     20,350   SH         Sole         20,350
MGM MIRAGE                COM      552953101       415      5,700   SH         Sole          5,700
MILLENNIUM PHARMA        COM       599902103     1,225    100,891   SH         Sole        100,891
MOBILE TELESYS OJSC   SPONS ADR    607409109       512     14,785   SH         Sole         14,785
MONEYGRAM INTL            COM      60935Y109       321     15,200   SH         Sole         15,200
NEW YORK TIMES CO        CL A      650111107       457     11,200   SH         Sole         11,200
NITROMED INC              COM      654798503   145,758  5,469,333   SH         Sole      5,469,333
OLD REP INT CORP          COM      680223104       384     15,187   SH         Sole         15,187
ORASURE TECHNOLOGIES      COM      68554V108       490     72,917   SH         Sole         72,917
PRECISION CASTPARTS      COM       740189105       207      3,150   SH         Sole          3,150
RADISYS CORP              COM      750459109     1,037     53,064   SH         Sole         53,064
RAYMOND JAMES FINANCL    COM       754730109       273      8,800   SH         Sole          8,800
RENT A CTR INC NEW        COM      76009N100       350     13,225   SH         Sole         13,225
ROSTELECOM STK LNG     SPONS ADR   778529107     1,168    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       571     23,650   SH         Sole         23,650
SENOMYX INC              COM       81724Q107    22,265  2,688,973   SH         Sole      2,688,973
SEROLOGICALS CORP        COM       817523103       479     21,645   SH         Sole         21,645
SUPERIOR INDS INTL        COM      868168105       253      8,700   SH         Sole          8,700
SYBASE INC                COM      871130100       325     16,300   SH         Sole         16,300
TERCICA INC              COM       88078L105    26,670  2,666,998   SH         Sole      2,666,998
MCCLATCHY CO              COM      579489105       366      5,100   SH         Sole          5,100
TJX COS INC NEW          COM       872540109       215      8,550   SH         Sole          8,550
TORCHMARK CORP            COM      891027104       387      6,775   SH         Sole          6,775
UNION PAC CORP            COM      907818108       602      8,950   SH         Sole          8,950
VERITAS SOFTWARE CO      COM       923436109       283      9,900   SH         Sole          9,900
VIA NET WRKS INC          COM      925912107        75     88,000   SH         Sole         88,000
VICURON PHARMACEUT INC    COM      926471103     8,991    516,408   SH         Sole        516,408
WASHINGTON MUT INC        COM      939322103       241      5,700   SH         Sole          5,700
WHIRLPOOL CORP            COM      963320106       952     13,750   SH         Sole         13,750
WISCONSIN ENERGY CORP    COM       976657106       710     21,075   SH         Sole         21,075
XL CAP LTD                COM      98372PAB4       584      7,525   SH         Sole          7,525


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